INCOME TAXES	12 Months Ended
Dec. 31, 2017
Incomes Taxes [Abstract]
INCOME TAXES
8. INCOME TAXES
We recognize deferred tax assets and liabilities based on the difference between the financial reporting and tax basis of assets and liabilities using the tax rates enacted or substantively enacted when the temporary differences are expected to reverse. Deferred tax assets are fully recognized when we conclude sufficient positive evidence exists to demonstrate that it is probable that a deferred tax asset will be realized. These factors included, but not limited to, (a) historic and expected future levels of taxable income; (b) tax plans that affect whether tax assets can be realized; and (c) the nature, amount and expected timing of reversal of taxable temporary differences. Levels of future income are affected by market price of gold, forecasted future costs of production and quantities of proven and probable gold reserves.  If these factors or other circumstances changes, the Company records an adjustment to the recognition of deferred tax asset to reflect the Company’s latest assessment of the amount of deferred tax asset that is probable to be realized.
Our net deferred tax assets at December 31, 2017 and December 31, 2016 include the following components:

	As of	As of
	December 31,	December 31,
	2017	2016
Deferred tax assets
Tax losses carried forward	$17,773	$9,349
Deductible temporary differences relating to provisions	4,821	—
Deferred tax liabilities
Mine property costs	9,650	9,349
Net deferred tax assets	$12,944	$—

The Company has recognized $12.9 million of net deferred tax assets for the year ended December 31, 2017 following an assessment of future profitability of the Company’s subsidiary Golden Star (Wassa) Limited and concluded the realization of the net deferred tax assets is probable. Developments at Wassa during 2017 included (i) achievement of commercial production of the Wassa Underground Mine, (ii) winding down the open pit operation and (iii) increase in profitability of the Wassa Underground Mine. The net deferred tax assets recognized include $17.8 million which relates to carried forward tax losses of Wassa. The Company has concluded that the deferred tax assets will be recoverable using estimated future taxable income based on the winding down of the open pit mining operation and operating Wassa as an underground-only operation. Wassa is expected to generate taxable income from 2018 onwards. The Company expects the deferred tax assets from Wassa’s non-capital loss carryovers to be realized within the next two years.
The composition of our unrecognized deferred tax assets by tax jurisdiction is summarized as follows:

	As of	As of
	December 31,	December 31,
	2017	2016
Deductible temporary differences
Canada	$12,755	$12,421
U.S.	—	—
Ghana	44,232	49,777
	$56,987	$62,198

Tax losses
Canada	$48,411	$41,731
U.S.	311	309
Ghana	257,771	262,719
	$306,493	$304,759

Total unrecognized deferred tax assets
Canada	$61,166	$54,152
U.S.	311	309
Ghana	302,003	312,496
	$363,480	$366,957

The income tax recovery includes the following components:

	For the years ended December 31,
	2017	2016
Current tax recovery
Current tax on net earnings	$—	$—
Deferred tax recovery
Recovery of previously unrecognized deferred tax assets	(12,944)	—
Income tax recovery	$(12,944)	$—

A reconciliation of expected income tax on net loss before minority interest at statutory rates with the actual income tax recovery is as follows:

	For the years ended December 31,
	2017	2016
Net income/(loss) before tax	$28,015	$(41,763)
Statutory tax rate	26.5%	26.5%
Tax benefit at statutory rate	$7,424	$(11,067)

Foreign tax rates	(10,629)	(12,555)
Expired loss carryovers	—	3,052
Other	74	(30)
Non taxable/deductible items	(20)	641
Change in unrecognized deferred tax assets due to exchange rates	(1,180)	(894)
Change in unrecognized deferred tax assets	(8,613)	20,853
Deferred income tax recovery	$(12,944)	$—

 At December 31, 2017, the Company had a tax pool and loss carryovers expiring as follows:

	Canada	Ghana	Other
2018	$—	$46,540	$—
2019	—	33,488	—
2020	—	109,841	—
2021	—	12,822	—
2026	9,563	—	—
2027	13,339	—	—
2028	12,039	—	—
2029	18,255	—	2
2030	16,317	—	—
2031	30,612	—	—
2032	14,818	—	—
2033	6,378	—	402
2034	—	—	364
2035	8,725	—	1
2036	14,225	—	120
2037	17,777	—	—
Indefinite	37,510	584,577	—
Total	$199,558	$787,268	$889

$736.5 million of the Ghana tax pool is usable against taxable income generated at Bogoso/Prestea, with the remaining amount totaling $50.8 million usable against taxable income generated at Wassa.